Fair Value of Financial Instruments	12 Months Ended
Feb. 28, 2018
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments
14.	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities as at February 28, 2018, measured at fair value on a recurring basis are summarized below:

	Quoted Prices in Active Market (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance, February 28, 2018
Cash and restricted cash	$1,369,352	$—	$—	$1,369,352
Derivative liability	—	—	(23,024)	(23,024)

	$1,369,352	$—	$(23,024)	$1,346,328

The Company’s financial assets and financial liabilities as at February 28, 2017, measured at fair value on a recurring basis are summarized below:

	Quoted Prices in Active Market (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance, February 28, 2017
Cash	$4,315,028	$—	$—	$4,315,028
Derivative liability	—	—	(46,352)	(46,352)

	$4,315,028	$—	$(46,352)	$4,268,676

The fair value of cash and cash equivalents and restricted cash approximates its carrying value.

The fair value of the derivative liability for non-employee stock options is determined through use of the Black-Scholes model (Note 9).